DISPOSITION OF BUSINESSES - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	May 12, 2021
Disclosure of subsidiaries [line items]
Gain (loss) on disposition of business	$ 155
U.K. regulated distribution business
Disclosure of subsidiaries [line items]
Proceeds from disposition of subsidiary		$ 820
Net proceeds from disposition of subsidiary		$ 340
Gain (loss) on disposition of business	195
Increase (decrease) through transfer between revaluation surplus and retained earnings, equity	142
Reclassification adjustments on exchange differences on translation, net of tax	$ 17